Subsequent Events (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended
	Apr. 20, 2012 E-House	Dec. 10, 2012 E-House	Mar. 25, 2013 Subsequent Event E-House
Subsequent Events
Value of ordinary shares approved to be issued and sold		$ 62.6
Ownership percentage by largest shareholder as a group			31.00%
Ownership percentage	24.90%		22.00%